Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 11. Stock-Based Compensation

Stock-based compensation expense in prior years and until separation on October 1, 2018 was allocated to Frontdoor based on the awards and terms previously granted to our employees and included an allocation of ServiceMaster's corporate and shared functional employee expenses. Adopted at separation, the Omnibus Plan grants certain employees, consultants, or non-employee directors of Frontdoor different forms of awards, including stock options, RSUs and Deferred Share Equivalents. The equity and incentive plan has  a maximum shares reserve for the grant of 14,500,000, including awards converted at the Spin-off (described below). Our Compensation Committee determines the long-term incentive mix of our employees, including stock options and RSUs, and may authorize new grants annually. As of December 31, 2018, 13,837,877 shares remain available for future grants.

In accordance with the employee matters agreement between Frontdoor and ServiceMaster, certain or our executives and employees were entitled to receive equity compensation awards of Frontdoor in replacement of previously outstanding awards granted under various ServiceMaster stock incentive plans prior to the separation. In connection with the Spin-off, these awards were converted into new Frontdoor equity awards using a formula designed to preserve the intrinsic value of the awards immediately prior to the Spin-off. At the date of conversion, total intrinsic value of the converted options was $4 million. In addition, Frontdoor and ServiceMaster employees who held ServiceMaster restricted stock awards on the record rate had the option to elect to receive both Frontdoor and ServiceMaster restricted stock awards for the number of whole shares, rounded down, of Frontdoor common stock that they would have received as a shareholder of ServiceMaster at the date of separation. The terms and conditions of the Frontdoor awards were replicated and,  as necessary, adjusted to ensure that the vesting schedule and economic value of the awards was unchanged by the conversion.

A  summary of the activity related to unvested Frontdoor restricted stock awards held by Frontdoor and ServiceMaster employees from the Spin-off date through December 31, 2018 follows:

	Frontdoor Awards Distributed in Spin-Off
	Frontdoor Employees	ServiceMaster Employees	Total
Unvested restricted stock awards at Spin-off date	143,697	106,317	250,014
Vested	(7,200)	(17,188)	(24,388)
Forfeited	(4,136)	—	(4,136)
Unvested restricted stock awards at December 31, 2018	132,361	89,129	221,490

Stock Options

We did not issue any stock options under the Omnibus Plan during the year other than the options converted at the Spin-off. A summary of option activity under the Omnibus Plan as of December 31, 2018 and changes during the year then ended is presented below:

					Weighted Avg.
				Aggregate	Remaining
		Weighted Avg.		Intrinsic	Contractual
	Stock	Exercise		Value	Term
	Options	Price		(in millions)	(in years)
Outstanding at December 31, 2017	—	$—	$
Converted on October 1, 2018	391,728	$30.04		4	8.31
Granted to employees	—	$—
Exercised	—	$—
Forfeited	(18,341)	$29.61
Expired	—	$—
Outstanding at December 31, 2018	373,387	$30.06		$1	8.04
Exercisable at December 31, 2018	98,323	$19.96		$1	6.15

RSUs

Following the Spin-off, we granted our executives, officers and employees 29,178 RSUs in 2018 with weighted-average grant date fair values of $29.13 per unit, which was equivalent to the then current fair value of our common stock at the grant date. All RSUs outstanding as of December 31, 2018 will vest in three equal annual installments, subject to an employee’s continued employment. Upon vesting, each RSU will be converted into one share of our common stock. The total fair value of RSUs vested during the year ended December 31, 2018 was less than $1 million.

A summary of RSU activity for our employees under the Omnibus Plan for Frontdoor employees as of December 31, 2018, and changes during the year then ended is presented below:

		Weighted Avg.
		Grant Date
	RSUs	Fair Value
Outstanding at December 31, 2017	—	$—
Converted on October 1, 2018	143,697	$41.50
Granted to employees	29,178	$29.13
Vested	(7,200)	$41.50
Forfeited	(4,136)	$41.50
Outstanding at December 31, 2018	161,539	$39.27

Stock-based compensation expense

We recognized stock-based compensation expense of $4 million ($3 million, net of tax) for each of the years ended December 31, 2018, 2017 and 2016.  These charges are recorded within Selling and administrative expenses in the accompanying consolidated and combined statements of operations and comprehensive income.

As of December 31, 2018, there was $6 million of total unrecognized compensation costs related to non-vested stock options and RSUs granted under the Omnibus Plan. These remaining costs are expected to be recognized over a weighted-average period of 2.36 years.